Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.3%
Boeing Co. (The)
2.70% , 02/01/27 ................... USD 45 $ 44,534
5.04% , 05/01/27 ................... 70 70,374
5.15% , 05/01/30 ................... 135 137,146
3.63% , 02/01/31 ................... 25 23,825
6.39% , 05/01/31 ................... 25 26,645
6.53% , 05/01/34 ................... 80 87,367
3.25% , 02/01/35 ................... 10 8,702
5.71% , 05/01/40 ................... 77 78,451
5.81% , 05/01/50 ................... 115 113,800
6.86% , 05/01/54 ................... 55 62,063
5.93% , 05/01/60 ................... 90 88,922
7.01% , 05/01/64 ................... 20 22,841
HEICO Corp., 5.35%, 08/01/33 .......... 30 30,588
Howmet Aerospace, Inc.
3.00% , 01/15/29 ................... 45 43,387
4.55% , 11/15/32 ................... 10 9,839
4.75% , 04/15/36 ................... 20 19,459
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 25 25,893
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 59 58,908
5.35% , 06/01/34 ................... 40 40,732
5.05% , 04/27/45 ................... 25 23,376
5.60% , 07/31/53 ................... 20 19,590
Leidos, Inc., 4.38%, 05/15/30 ........... 26 25,585
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 75 73,766
4.90% , 06/01/34 ................... 25 24,952
5.25% , 07/15/35 ................... 35 35,657
5.15% , 05/01/40 ................... 10 9,798
3.85% , 04/15/45 ................... 10 7,911
4.03% , 10/15/47 ................... 75 59,640
5.25% , 05/01/50 ................... 45 42,171
RTX Corp.
3.13% , 05/04/27 ................... 25 24,769
4.13% , 11/16/28 ................... 80 79,434
2.25% , 07/01/30 ................... 20 18,319
5.15% , 02/27/33 ................... 45 45,884
6.10% , 03/15/34
(a)
.................. 50 53,697
4.45% , 11/16/38 ................... 45 41,774
4.50% , 06/01/42 ................... 50 44,627
4.15% , 05/15/45 ................... 50 41,207
3.75% , 11/01/46 ................... 45 34,492
4.63% , 11/16/48 ................... 55 47,484
2.82% , 09/01/51 ................... 50 30,963
6.40% , 03/15/54 ................... 40 43,621
Textron, Inc., 2.45%, 03/15/31 ........... 55 49,693
1,871,886
Air Freight & Logistics — 0.2%
FedEx Corp.
4.10% , 02/01/45 ................... 30 24,011
4.75% , 11/15/45 ................... 20 17,456
4.55% , 04/01/46 ................... 20 16,861
5.25% , 05/15/50 ................... 35 32,326
GXO Logistics, Inc., 6.25%, 05/06/29 ....... 35 36,184
126,838
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
3.10% , 12/01/51 ................... 15 9,224
4.15% , 05/01/52 ................... 36 26,774
Security
Par (000)
Par (000) Value
Automobile Components (continued)
BorgWarner, Inc.
2.65% , 07/01/27 ................... USD 26 $ 25,552
5.40% , 08/15/34
(a)
.................. 30 30,562
Lear Corp., 5.25%, 05/15/49
(a)
........... 12 10,878
102,990
Automobiles — 1.0%
Ford Motor Co.
7.45% , 07/16/31 ................... 140 152,927
3.25% , 02/12/32 ................... 30 26,599
6.10% , 08/19/32
(a)
.................. 30 30,772
4.75% , 01/15/43 ................... 60 47,730
5.29% , 12/08/46 ................... 20 16,727
General Motors Co.
5.00% , 04/01/35 ................... 40 38,876
6.60% , 04/01/36 ................... 55 59,141
5.15% , 04/01/38 ................... 30 28,584
6.25% , 10/02/43 ................... 35 35,215
5.20% , 04/01/45 ................... 15 13,298
6.75% , 04/01/46 ................... 35 36,915
5.95% , 04/01/49
(a)
.................. 15 14,425
Honda Motor Co. Ltd.
4.69% , 07/08/30 ................... 25 24,889
2.97% , 03/10/32 ................... 25 22,526
548,624
Banks — 4.3%
Barclays plc, 4.84%, 05/09/28 ........... 200 200,382
Citigroup, Inc.
4.45% , 09/29/27 ................... 65 64,992
4.13% , 07/25/28 ................... 115 113,974
6.63% , 06/15/32 ................... 55 59,771
6.68% , 09/13/43 ................... 29 31,536
4.75% , 05/18/46 ................... 55 46,842
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
. 35 35,931
3.25% , 04/30/30 ................... 25 23,661
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(b)
. 20 20,227
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
. 35 35,954
2.64% , 09/30/32 ................... 45 38,816
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
. 45 46,118
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 75 74,977
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
. 45 46,362
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(b)
. 45 43,420
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(b)
. 10 9,789
8.25% , 03/01/38 ................... 10 12,107
Fifth Third Financial Corp., 4.00%, 02/01/29 ... 30 29,478
HSBC Holdings plc, 6.50%, 09/15/37 ....... 100 107,553
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 .. 45 46,477
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 45 46,134
KeyCorp
2.25% , 04/06/27 ................... 25 24,593
2.55% , 10/01/29 ................... 70 65,599
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 58 56,826
(SOFR Index + 2.42%), 6.40% , 03/06/35
(b)
. 10 10,665
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(b)
. 25 24,606
Pinnacle Financial Partners, Inc.
(b)
(1-day SOFR + 2.35%), 6.17% , 11/01/30 .. 30 30,781
(1-day SOFR + 1.70%), 5.60% , 05/19/32 .. 10 10,049
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 .. 40 41,018
(1-day SOFR + 2.06%), 5.50% , 09/06/35 .. 30 30,265
Santander Holdings USA, Inc.
3.24% , 10/05/26 ................... 100 99,722

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.25%), 2.49% , 01/06/28
(b)
. USD 40 $ 39,521
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(b)
. 25 25,733
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(b)
. 75 77,285
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(b)
. 90 92,258
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(b)
. 70 77,060
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(a) (b)
25 26,468
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(b)
.......... 200 205,833
Truist Financial Corp., 3.88%, 03/19/29 ..... 35 34,319
Wachovia Corp., 5.50%, 08/01/35 ......... 30 30,270
Wells Fargo & Co.
4.10% , 06/03/26 ................... 15 15,000
4.30% , 07/22/27 ................... 60 59,975
5.61% , 01/15/44 ................... 53 51,132
4.90% , 11/17/45 ................... 65 56,662
4.40% , 06/14/46 ................... 35 28,469
4.75% , 12/07/46 ................... 65 55,305
2,403,915
Beverages — 0.8%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 30 30,844
Constellation Brands, Inc.
3.15% , 08/01/29 ................... 20 19,153
4.75% , 05/09/32 ................... 33 32,704
4.95% , 11/01/35
(a)
.................. 25 24,333
3.75% , 05/01/50 ................... 50 36,630
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 ................... 35 35,033
5.05% , 03/15/29 ................... 10 10,102
3.95% , 04/15/29 ................... 20 19,636
Series 31* , 2.25% , 03/15/31 ........... 110 97,912
5.15% , 05/15/35 ................... 35 34,402
3.35% , 03/15/51 ................... 30 19,578
4.50% , 04/15/52 ................... 45 35,785
Molson Coors Beverage Co.
4.90% , 07/08/31 ................... 20 20,037
5.50% , 07/08/36 ................... 10 10,070
5.00% , 05/01/42 ................... 25 22,917
4.20% , 07/15/46 ................... 35 28,084
477,220
Biotechnology — 2.0%
Amgen, Inc.
2.60% , 08/19/26 ................... 25 24,916
2.20% , 02/21/27 ................... 60 59,154
5.15% , 03/02/28 ................... 35 35,444
1.65% , 08/15/28 ................... 15 14,146
2.45% , 02/21/30 ................... 120 111,406
5.25% , 03/02/30 ................... 25 25,549
2.30% , 02/25/31 ................... 55 49,606
5.25% , 03/02/33 ................... 135 137,836
3.15% , 02/21/40 ................... 35 27,223
2.80% , 08/15/41 ................... 40 28,993
5.60% , 03/02/43 ................... 25 24,794
4.40% , 05/01/45 ................... 45 38,081
5.50% , 02/19/46 ................... 30 29,018
3.38% , 02/21/50 ................... 50 35,264
4.66% , 06/15/51 ................... 65 55,084
5.65% , 03/02/53 ................... 135 131,253
2.77% , 09/01/53 ................... 45 26,776
5.75% , 03/02/63 ................... 75 72,593
Baxalta, Inc., 5.25%, 06/23/45 ........... 52 48,653
Biogen, Inc.
2.25% , 05/01/30 ................... 60 54,805
3.15% , 05/01/50 ................... 21 13,591
3.25% , 02/15/51 ................... 63 41,156
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 ................... USD 22 $ 19,487
2.80% , 09/15/50 ................... 25 15,149
1,119,977
Broadline Retail — 0.2%
eBay, Inc.
3.60% , 06/05/27 ................... 35 34,749
4.25% , 03/06/29 ................... 20 19,807
2.70% , 03/11/30 ................... 50 46,476
3.65% , 05/10/51 ................... 30 21,827
122,859
Building Products — 0.9%
Amrize Finance US LLC
4.70% , 04/07/28 ................... 15 15,050
5.40% , 04/07/35 ................... 25 25,388
4.75% , 09/22/46 ................... 15 13,054
Carlisle Cos., Inc.
3.75% , 12/01/27 ................... 49 48,563
5.25% , 09/15/35 ................... 30 30,026
Carrier Global Corp.
2.49% , 02/15/27 ................... 45 44,481
2.72% , 02/15/30 ................... 25 23,393
2.70% , 02/15/31 ................... 25 22,992
5.90% , 03/15/34 ................... 49 51,656
3.58% , 04/05/50 ................... 48 35,021
CRH America Finance, Inc.
4.40% , 02/09/31 ................... 45 44,402
5.00% , 02/09/36 ................... 35 34,364
5.60% , 02/09/56 ................... 25 24,357
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 30 31,136
Johnson Controls International plc
2.00% , 09/16/31
(a)
.................. 24 20,987
4.50% , 02/15/47 ................... 15 12,779
Owens Corning
5.70% , 06/15/34
(a)
.................. 20 20,701
4.30% , 07/15/47 ................... 20 16,148
514,498
Capital Markets — 5.1%
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 30 30,837
6.70% , 07/29/31
(a)
.................. 50 51,118
Ares Capital Corp.
2.15% , 07/15/26 ................... 70 69,778
2.88% , 06/15/28 ................... 65 62,303
5.50% , 09/01/30 ................... 20 19,803
5.80% , 03/08/32 ................... 65 64,615
Ares Management Corp., 5.60%, 10/11/54 ... 20 18,143
Ares Strategic Income Fund
5.45% , 09/09/28 ................... 30 29,764
4.85% , 01/15/29 ................... 20 19,453
5.60% , 02/15/30 ................... 10 9,851
6.20% , 03/21/32 ................... 45 44,812
BGC Group, Inc., 6.15%, 04/02/30 ........ 30 30,699
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 40 39,390
7.30% , 11/27/28 ................... 10 10,373
4.00% , 01/15/29 ................... 25 23,921
5.95% , 07/16/29 ................... 10 10,013
5.05% , 09/10/30 ................... 10 9,609
5.35% , 03/12/31 ................... 25 24,112
6.00% , 01/29/32 ................... 55 54,310

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blackstone Secured Lending Fund
2.75% , 09/16/26 ................... USD 15 $ 14,881
2.13% , 02/15/27 ................... 10 9,799
2.85% , 09/30/28 ................... 33 31,130
5.30% , 06/30/30 ................... 10 9,758
5.13% , 01/31/31 ................... 25 24,063
Blue Owl Capital Corp.
3.40% , 07/15/26 ................... 43 42,902
6.20% , 07/15/30 ................... 25 24,982
Blue Owl Credit Income Corp.
7.95% , 06/13/28 ................... 50 51,887
5.80% , 03/15/30 ................... 50 48,727
Blue Owl Technology Finance Corp., 6.75%,
04/04/29
(a)
...................... 25 25,108
CI Financial Corp., 3.20%, 12/17/30 ....... 20 18,026
Deutsche Bank AG
(b)
(1-day SOFR + 2.52%), 7.15% , 07/13/27 .. 155 155,449
(1-day SOFR + 3.18%), 6.72% , 01/18/29 .. 150 154,904
(1-day SOFR + 3.04%), 3.55% , 09/18/31 .. 155 146,087
FactSet Research Systems, Inc., 3.45%,
03/01/32 ....................... 10 9,065
Goldman Sachs Group, Inc. (The)
5.95% , 01/15/27 ................... 15 15,145
6.45% , 05/01/36 ................... 25 26,682
6.75% , 10/01/37 ................... 105 114,701
5.15% , 05/22/45 ................... 55 50,197
Goldman Sachs Private Credit Corp., 5.38%,
01/31/29 ....................... 50 49,665
Golub Capital BDC, Inc.
2.50% , 08/24/26 ................... 25 24,881
7.05% , 12/05/28 ................... 20 20,565
6.00% , 07/15/29 ................... 20 20,065
Golub Capital Private Credit Fund, 5.88%,
05/01/30 ....................... 30 29,703
Jefferies Financial Group, Inc.
4.30% , 02/11/27 ................... 10 9,992
5.88% , 07/21/28 ................... 20 20,465
4.15% , 01/23/30
(a)
.................. 25 24,234
5.13% , 04/28/31 ................... 25 24,703
2.63% , 10/15/31 ................... 35 30,537
2.75% , 10/15/32 ................... 30 25,664
6.20% , 04/14/34 ................... 10 10,326
6.25% , 01/15/36 ................... 45 46,287
Lazard Group LLC, 4.38%, 03/11/29 ....... 25 24,787
LPL Holdings, Inc.
4.90% , 04/03/28
(a)
.................. 25 25,087
5.15% , 06/15/30
(a)
.................. 25 25,145
6.00% , 05/20/34 ................... 30 30,772
Main Street Capital Corp., 6.95%, 03/01/29 ... 10 10,300
Marex Group plc
5.83% , 05/08/28 ................... 30 30,380
6.40% , 11/04/29 ................... 10 10,306
Moody's Corp.
2.00% , 08/19/31 ................... 20 17,608
4.25% , 08/08/32 ................... 20 19,485
5.25% , 07/15/44 ................... 10 9,457
3.75% , 02/25/52 ................... 30 21,918
Morgan Stanley
4.35% , 09/08/26 ................... 45 45,006
3.95% , 04/23/27 ................... 63 62,854
MSCI, Inc., 5.15%, 03/15/36 ............ 35 34,007
Nasdaq, Inc.
3.85% , 06/30/26 ................... 25 24,985
1.65% , 01/15/31 ................... 75 65,999
2.50% , 12/21/40 ................... 10 7,081
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.25% , 04/28/50
(a)
.................. USD 20 $ 13,590
5.95% , 08/15/53 ................... 25 25,486
Nomura Holdings, Inc.
5.84% , 01/18/28 ................... 200 203,843
2.61% , 07/14/31 ................... 205 183,773
Sixth Street Lending Partners
6.50% , 03/11/29 ................... 10 10,202
6.13% , 07/15/30 ................... 25 25,139
2,860,694
Chemicals — 1.8%
CF Industries, Inc.
5.15% , 03/15/34 ................... 30 29,893
5.38% , 03/15/44
(a)
.................. 35 33,105
Dow Chemical Co. (The)
7.38% , 11/01/29 ................... 20 21,608
2.10% , 11/15/30 ................... 45 39,812
5.65% , 03/15/36
(a)
.................. 25 25,002
4.38% , 11/15/42 ................... 45 36,438
4.80% , 05/15/49 ................... 20 16,048
3.60% , 11/15/50 ................... 50 33,298
6.90% , 05/15/53
(a)
.................. 15 15,730
5.95% , 03/15/55
(a)
.................. 30 28,031
DuPont de Nemours, Inc.
4.73% , 11/15/28
(c)
.................. 41 41,069
5.32% , 11/15/38 ................... 28 27,666
5.42% , 11/15/48 ................... 23 21,734
Eastman Chemical Co.
4.50% , 12/01/28 ................... 24 23,949
5.63% , 02/20/34 ................... 35 35,657
4.65% , 10/15/44
(a)
.................. 35 29,935
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ....................... 10 8,832
LYB International Finance III LLC
2.25% , 10/01/30 ................... 45 40,378
5.50% , 03/01/34
(a)
.................. 40 40,015
3.38% , 10/01/40 ................... 30 22,212
4.20% , 10/15/49 ................... 10 7,329
4.20% , 05/01/50 ................... 45 32,837
3.80% , 10/01/60 ................... 25 15,900
LyondellBasell Industries NV, 4.63%, 02/26/55
(a)
30 23,255
Mosaic Co. (The)
4.05% , 11/15/27 ................... 30 29,813
5.63% , 11/15/43 ................... 15 14,223
Nutrien Ltd.
4.90% , 03/27/28 ................... 15 15,124
2.95% , 05/13/30 ................... 57 53,611
5.40% , 06/21/34 ................... 15 15,281
3.95% , 05/13/50 ................... 35 26,292
PPG Industries, Inc., 3.75%, 03/15/28 ...... 15 14,851
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 63 62,525
4.50% , 08/15/30 ................... 40 39,824
4.50% , 06/01/47 ................... 25 21,005
3.30% , 05/15/50 ................... 25 16,862
2.90% , 03/15/52 ................... 10 6,159
Westlake Corp.
5.55% , 11/15/35 ................... 20 19,931
5.00% , 08/15/46 ................... 15 12,938
3.13% , 08/15/51 ................... 15 9,228
6.38% , 11/15/55 ................... 15 14,995
1,022,395
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 .......... 35 35,879

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... USD 22 $ 22,090
2.75% , 05/24/31 ................... 45 40,911
5.60% , 06/01/32 ................... 26 26,888
5.55% , 08/15/35 ................... 30 30,607
Nokia OYJ, 4.38%, 06/12/27 ............ 50 49,870
170,366
Construction & Engineering — 0.2%
MasTec, Inc., 5.90%, 06/15/29 ........... 10 10,289
Quanta Services, Inc.
4.50% , 01/15/31 ................... 15 14,864
2.35% , 01/15/32 ................... 45 39,538
3.05% , 10/01/41 ................... 30 22,173
86,864
Construction Materials — 0.4%
Eagle Materials, Inc., 5.00%, 03/15/36 ...... 25 24,115
Martin Marietta Materials, Inc.
3.50% , 12/15/27 ................... 55 54,303
5.15% , 12/01/34 ................... 25 25,159
3.20% , 07/15/51 ................... 40 26,518
Vulcan Materials Co.
3.50% , 06/01/30 ................... 59 56,521
4.50% , 06/15/47 ................... 32 27,189
213,805
Consumer Finance — 3.9%
AerCap Ireland Capital DAC
4.63% , 10/15/27 ................... 150 150,205
6.15% , 09/30/30 ................... 220 230,674
3.40% , 10/29/33 ................... 150 133,503
Ally Financial, Inc.
4.75% , 06/09/27 ................... 11 11,041
2.20% , 11/02/28
(a)
.................. 55 51,944
8.00% , 11/01/31 ................... 50 55,796
American Honda Finance Corp.
4.25% , 09/01/28 ................... 20 19,868
4.15% , 01/08/29 ................... 10 9,889
4.90% , 03/13/29 ................... 10 10,075
5.15% , 07/09/32 ................... 30 30,209
4.90% , 01/10/34 ................... 30 29,572
5.20% , 03/05/35
(a)
.................. 20 19,936
5.10% , 01/08/36 ................... 40 39,360
Capital One Financial Corp.
4.10% , 02/09/27 ................... 90 89,920
3.75% , 03/09/27 ................... 75 74,740
3.65% , 05/11/27
(a)
.................. 80 79,554
6.70% , 11/29/32 ................... 10 10,895
Ford Motor Credit Co. LLC
5.92% , 03/20/28 ................... 200 202,952
7.12% , 11/07/33 ................... 220 235,963
General Motors Financial Co., Inc.
2.35% , 02/26/27 ................... 65 63,993
5.00% , 04/09/27 ................... 37 37,207
2.70% , 08/20/27 ................... 40 39,190
5.05% , 04/04/28
(a)
.................. 25 25,212
2.40% , 10/15/28 ................... 50 47,540
4.30% , 04/06/29 ................... 10 9,899
4.90% , 10/06/29 ................... 90 90,480
5.85% , 04/06/30
(a)
.................. 50 51,809
2.35% , 01/08/31 ................... 150 134,536
5.60% , 06/18/31 ................... 25 25,732
6.40% , 01/09/33 ................... 15 16,013
6.10% , 01/07/34 ................... 60 62,851
5.95% , 04/04/34 ................... 25 25,947
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial
5.15% , 03/19/29 ................... USD 50 $ 50,100
2.88% , 10/28/31 ................... 27 23,790
2,190,395
Consumer Staples Distribution & Retail — 0.9%
Dollar General Corp.
3.50% , 04/03/30 ................... 22 20,966
5.45% , 07/05/33 ................... 25 25,420
4.13% , 04/03/50 ................... 20 15,361
Dollar Tree, Inc.
4.20% , 05/15/28 ................... 40 39,763
2.65% , 12/01/31 ................... 10 8,932
Kroger Co. (The)
2.65% , 10/15/26 ................... 60 59,683
2.20% , 05/01/30 ................... 35 32,005
1.70% , 01/15/31 ................... 25 21,962
4.45% , 02/01/47 ................... 33 27,318
3.95% , 01/15/50 ................... 65 48,856
5.50% , 09/15/54 ................... 25 23,454
5.65% , 09/15/64 ................... 25 23,507
Sysco Corp.
3.30% , 07/15/26 ................... 10 9,988
5.95% , 04/01/30 ................... 60 62,306
5.40% , 03/23/35 ................... 30 30,182
4.45% , 03/15/48 ................... 15 12,206
6.60% , 04/01/50
(a)
.................. 30 31,944
3.15% , 12/14/51 ................... 25 15,935
509,788
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
5.10% , 03/17/30 ................... 15 15,180
2.63% , 06/19/30 ................... 15 13,834
2.69% , 05/25/31 ................... 15 13,584
5.50% , 03/17/35
(a)
.................. 30 30,444
Avery Dennison Corp., 2.25%, 02/15/32 ..... 20 17,443
Berry Global, Inc.
5.50% , 04/15/28 ................... 15 15,249
5.80% , 06/15/31 ................... 15 15,606
5.65% , 01/15/34
(a)
.................. 30 30,601
International Paper Co.
6.00% , 11/15/41 ................... 15 15,257
4.40% , 08/15/47 ................... 40 32,309
Packaging Corp. of America
3.00% , 12/15/29 ................... 25 23,736
3.05% , 10/01/51 ................... 15 9,670
Sonoco Products Co.
2.85% , 02/01/32 ................... 28 25,260
5.75% , 11/01/40 ................... 15 15,102
WRKCo, Inc.
4.90% , 03/15/29 ................... 65 65,456
4.20% , 06/01/32 ................... 40 38,412
3.00% , 06/15/33 ................... 55 48,497
425,640
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 30 26,096
LKQ Corp., 6.25%, 06/15/33 ............ 15 15,512
41,608
Diversified REITs — 0.8%
American Assets Trust LP
3.38% , 02/01/31 ................... 25 22,710
6.15% , 10/01/34 ................... 20 20,124
Digital Realty Trust LP
3.70% , 08/15/27 ................... 65 64,440

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
3.60% , 07/01/29 ................... USD 10 $ 9,714
Equinix Europe 2 Financing Corp. LLC
4.60% , 11/15/30 ................... 25 24,777
5.50% , 06/15/34 ................... 30 30,611
GLP Capital LP
5.75% , 06/01/28 ................... 31 31,441
5.30% , 01/15/29 ................... 25 25,176
3.25% , 01/15/32 ................... 10 8,980
5.25% , 02/15/33 ................... 25 24,394
5.63% , 09/15/34 ................... 20 19,947
5.63% , 03/01/36 ................... 25 24,571
VICI Properties LP
4.95% , 02/15/30 ................... 25 24,996
5.13% , 11/15/31
(a)
.................. 20 19,938
5.13% , 05/15/32
(a)
.................. 25 24,817
5.75% , 04/01/34
(a)
.................. 20 20,379
5.63% , 04/01/35 ................... 25 25,076
5.63% , 05/15/52 ................... 22 20,215
442,306
Diversified Telecommunication Services — 6.3%
AT&T, Inc.
4.25% , 03/01/27
(a)
.................. 25 25,004
2.30% , 06/01/27 ................... 100 98,125
1.65% , 02/01/28 ................... 65 62,188
4.35% , 03/01/29 ................... 25 24,931
4.30% , 02/15/30 ................... 25 24,768
2.75% , 06/01/31 ................... 145 132,198
2.55% , 12/01/33 ................... 105 88,987
5.40% , 02/15/34 ................... 55 56,217
4.50% , 05/15/35 ................... 110 104,553
4.90% , 11/01/35 ................... 45 43,899
4.90% , 08/15/37
(a)
.................. 40 38,452
4.85% , 03/01/39 ................... 35 32,671
3.50% , 06/01/41 ................... 70 54,366
4.30% , 12/15/42 ................... 10 8,328
3.10% , 02/01/43 ................... 45 32,525
4.35% , 06/15/45 ................... 30 24,425
5.55% , 11/01/45 ................... 20 18,998
4.75% , 05/15/46 ................... 20 16,980
4.50% , 03/09/48 ................... 115 92,967
3.65% , 06/01/51 ................... 75 51,815
3.50% , 09/15/53 ................... 165 109,006
5.70% , 11/01/54 ................... 50 47,047
3.55% , 09/15/55 ................... 160 104,409
6.20% , 10/30/56 ................... 75 75,352
3.80% , 12/01/57 ................... 140 95,043
3.65% , 09/15/59 ................... 115 74,714
3.50% , 02/01/61 ................... 45 28,040
6.30% , 10/30/66 ................... 10 10,033
Bell Telephone Co. of Canada or Bell Canada
5.10% , 05/11/33 ................... 20 20,124
5.20% , 02/15/34
(a)
.................. 30 30,142
4.46% , 04/01/48 ................... 40 33,365
British Telecommunications plc, 9.63%,
12/15/30
(d)
...................... 60 71,375
Orange SA
9.00% , 03/01/31
(d)
.................. 45 52,850
5.38% , 01/13/42 ................... 35 33,972
Sprint Capital Corp.
6.88% , 11/15/28 ................... 65 68,456
8.75% , 03/15/32 ................... 35 41,464
Telefonica Emisiones SA
7.05% , 06/20/36 ................... 35 38,769
4.67% , 03/06/38 ................... 150 136,963
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
TELUS Corp.
3.40% , 05/13/32 ................... USD 20 $ 18,290
4.60% , 11/16/48 ................... 15 12,688
Verizon Communications, Inc.
2.10% , 03/22/28 ................... 50 48,121
4.33% , 09/21/28 ................... 55 54,995
3.15% , 03/22/30 ................... 25 23,821
1.68% , 10/30/30 ................... 20 17,697
1.75% , 01/20/31 ................... 25 22,060
2.55% , 03/21/31 ................... 186 169,525
2.36% , 03/15/32 ................... 105 92,177
5.05% , 05/09/33 ................... 90 91,058
4.40% , 11/01/34 ................... 50 47,663
5.25% , 04/02/35 ................... 95 95,455
5.00% , 01/15/36 ................... 65 63,794
5.25% , 03/16/37 ................... 80 79,428
3.40% , 03/22/41 ................... 100 77,933
2.85% , 09/03/41 ................... 10 7,153
5.75% , 11/30/45 ................... 20 19,672
4.86% , 08/21/46 ................... 75 65,903
2.88% , 11/20/50
(a)
.................. 75 46,258
3.55% , 03/22/51 ................... 115 80,934
5.50% , 02/23/54
(a)
.................. 40 38,192
4.67% , 03/15/55 ................... 85 69,984
5.88% , 11/30/55 ................... 25 24,580
2.99% , 10/30/56 ................... 95 56,341
3.70% , 03/22/61 ................... 75 50,803
6.00% , 11/30/65 ................... 65 63,921
3,541,967
Electric Utilities — 4.9%
AEP Texas, Inc.
5.45% , 05/15/29 ................... 30 30,708
Series I , 2.10% , 07/01/30 ............. 35 31,778
Series Q , 5.20% , 04/15/36 ............ 10 9,850
5.25% , 05/15/52 ................... 55 49,600
American Electric Power Co., Inc.
5.95% , 11/01/32 ................... 25 26,406
5.63% , 03/01/33 ................... 45 46,681
Appalachian Power Co., Series Z, 3.70%,
05/01/50 ....................... 10 7,170
Arizona Public Service Co.
5.10% , 03/15/36 ................... 30 29,589
4.35% , 11/15/45 ................... 20 16,318
5.90% , 08/15/55 ................... 10 10,008
Duke Energy Corp.
4.85% , 01/05/27 ................... 15 15,046
4.85% , 01/05/29 ................... 15 15,128
2.45% , 06/01/30
(a)
.................. 110 101,477
5.75% , 09/15/33 ................... 70 73,223
4.80% , 12/15/45
(a)
.................. 20 17,485
3.75% , 09/01/46 ................... 43 32,167
3.50% , 06/15/51 ................... 45 30,669
5.00% , 08/15/52 ................... 15 13,016
5.80% , 06/15/54 ................... 40 38,882
Edison International
6.95% , 11/15/29 ................... 45 47,203
4.80% , 03/15/31 ................... 20 19,470
Emera US Finance LP, 4.75%, 06/15/46 ..... 29 24,552
Entergy Corp.
1.90% , 06/15/28 ................... 15 14,248
2.40% , 06/15/31 ................... 50 44,662
3.75% , 06/15/50 ................... 10 7,233
Evergy, Inc., 2.90%, 09/15/29 ........... 15 14,231

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
2.90% , 03/01/27 ................... USD 40 $ 39,533
Series O , 4.25% , 04/01/29 ............ 25 24,789
5.85% , 04/15/31 ................... 25 26,033
5.13% , 05/15/33 ................... 15 15,001
5.50% , 01/01/34 ................... 25 25,466
5.95% , 07/15/34 ................... 25 26,165
Exelon Corp.
5.15% , 03/15/28 ................... 28 28,340
4.05% , 04/15/30 ................... 46 44,991
5.30% , 03/15/33 ................... 30 30,692
4.95% , 03/15/36 ................... 30 29,190
4.70% , 04/15/50 ................... 30 25,321
5.60% , 03/15/53 ................... 45 43,146
FirstEnergy Corp., Series C, 3.40%, 03/01/50
(a)
. 40 27,204
Interstate Power & Light Co., 5.60%, 06/29/35 . 30 30,863
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 15 14,790
4.90% , 03/15/29 ................... 65 65,748
2.25% , 06/01/30 ................... 140 127,751
5.25% , 03/15/34 ................... 30 30,422
5.45% , 03/15/35
(a)
.................. 30 30,578
3.00% , 01/15/52 ................... 10 6,203
5.25% , 02/28/53 ................... 40 36,372
5.90% , 03/15/55 ................... 30 29,678
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 50 48,611
4.55% , 07/01/30 ................... 85 83,837
2.50% , 02/01/31 ................... 25 22,428
3.25% , 06/01/31 ................... 100 92,364
6.40% , 06/15/33 ................... 45 47,861
5.80% , 05/15/34 ................... 65 66,547
4.50% , 07/01/40 ................... 60 51,729
4.75% , 02/15/44 ................... 10 8,462
4.30% , 03/15/45 ................... 10 7,878
4.00% , 12/01/46 ................... 40 29,751
4.95% , 07/01/50 ................... 60 50,236
3.50% , 08/01/50 ................... 50 33,360
6.75% , 01/15/53 ................... 43 45,182
6.15% , 03/01/55 ................... 50 48,800
6.00% , 05/01/56 ................... 10 9,589
PacifiCorp
4.13% , 01/15/49 ................... 100 76,109
2.90% , 06/15/52 ................... 25 14,914
5.80% , 01/15/55 ................... 25 23,876
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 25 25,158
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... 10 9,991
Southern Co. (The)
5.50% , 03/15/29 ................... 100 102,521
5.70% , 10/15/32 ................... 25 26,084
5.70% , 03/15/34 ................... 35 36,327
4.25% , 07/01/36 ................... 45 41,530
4.40% , 07/01/46 ................... 50 41,742
Southwestern Electric Power Co., 5.20%,
04/01/36 ....................... 45 44,443
Vistra Operations Co. LLC
(c)
5.00% , 04/30/31 ................... 25 24,860
5.25% , 04/30/33 ................... 15 14,894
5.55% , 04/30/36 ................... 40 39,754
Xcel Energy, Inc.
1.75% , 03/15/27 ................... 10 9,795
2.60% , 12/01/29 ................... 30 28,053
5.60% , 04/15/35 ................... 30 30,658
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.50% , 12/01/49 ................... USD 15 $ 10,528
2,772,948
Electrical Equipment — 0.3%
GE Vernova, Inc., 5.50%, 02/04/56
(a)
....... 30 29,027
Regal Rexnord Corp.
6.05% , 04/15/28 ................... 35 35,819
6.30% , 02/15/30 ................... 25 26,080
6.40% , 04/15/33 ................... 35 37,104
Vertiv Holdings Co.
4.85% , 03/15/36 ................... 15 14,591
5.95% , 03/15/66 ................... 25 24,661
167,282
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 34 30,263
CDW LLC
2.67% , 12/01/26 ................... 25 24,784
3.28% , 12/01/28 ................... 34 32,601
5.10% , 03/01/30 ................... 35 34,908
5.55% , 08/22/34 ................... 25 24,692
Corning, Inc.
5.35% , 11/15/48 ................... 10 9,513
4.38% , 11/15/57 ................... 25 20,057
5.45% , 11/15/79 ................... 17 15,741
Jabil, Inc.
3.95% , 01/12/28 ................... 38 37,636
3.00% , 01/15/31 ................... 55 50,965
Keysight Technologies, Inc.
3.00% , 10/30/29 ................... 26 24,716
4.95% , 10/15/34 ................... 10 9,927
TD SYNNEX Corp.
1.75% , 08/09/26 ................... 15 14,925
2.65% , 08/09/31 ................... 30 26,795
5.30% , 10/10/35 ................... 20 19,815
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 30 27,488
Vontier Corp., 2.95%, 04/01/31
(a)
......... 15 13,613
418,439
Energy Equipment & Services — 0.3%
Halliburton Co.
4.85% , 11/15/35 ................... 35 34,117
7.45% , 09/15/39 ................... 30 35,281
4.50% , 11/15/41 ................... 45 39,292
5.00% , 11/15/45 ................... 15 13,603
Helmerich & Payne, Inc., 5.50%, 12/01/34 .... 25 24,734
NOV, Inc.
3.60% , 12/01/29 ................... 15 14,506
3.95% , 12/01/42
(a)
.................. 30 24,116
185,649
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 ................... 15 14,907
4.00% , 04/14/32
(a)
.................. 20 19,079
33,986
Financial Services — 2.1%
Block Financial LLC
2.50% , 07/15/28 ................... 32 30,510
3.88% , 08/15/30
(a)
.................. 30 28,535
Corebridge Financial, Inc.
3.65% , 04/05/27 ................... 46 45,765
3.85% , 04/05/29 ................... 40 39,079
6.05% , 09/15/33 ................... 15 15,748
5.75% , 01/15/34
(a)
.................. 25 25,692
4.40% , 04/05/52 ................... 30 24,144

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Equitable Holdings, Inc.
4.35% , 04/20/28 ................... USD 11 $ 10,954
5.59% , 01/11/33 ................... 20 20,453
5.00% , 04/20/48
(a)
.................. 32 28,047
Fidelity National Information Services, Inc.
4.55% , 03/10/29 ................... 50 49,736
5.10% , 07/15/32
(a)
.................. 40 40,103
3.10% , 03/01/41 ................... 20 14,585
Fiserv, Inc.
3.20% , 07/01/26 ................... 19 18,986
5.45% , 03/02/28 ................... 30 30,386
3.50% , 07/01/29 ................... 60 57,689
4.75% , 03/15/30 ................... 25 24,818
2.65% , 06/01/30 ................... 65 59,540
4.55% , 02/15/31 ................... 25 24,487
5.63% , 08/21/33
(a)
.................. 45 45,587
5.15% , 08/12/34 ................... 25 24,347
4.40% , 07/01/49 ................... 45 34,528
Global Payments, Inc.
4.50% , 11/15/28 ................... 35 34,709
3.20% , 08/15/29 ................... 45 42,593
2.90% , 11/15/31 ................... 20 17,656
5.20% , 11/15/32 ................... 40 39,240
5.55% , 11/15/35 ................... 50 48,729
4.15% , 08/15/49 ................... 30 22,045
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31
(a)
.................. 25 25,705
6.38% , 07/01/34 ................... 25 25,615
Jackson Financial, Inc.
3.13% , 11/23/31 ................... 15 13,463
4.00% , 11/23/51 ................... 10 6,892
Mobility Global, Inc.
(c)
5.05% , 06/15/29 ................... 50 50,209
6.05% , 06/15/36 ................... 10 10,172
ORIX Corp., 3.70%, 07/18/27 ........... 25 24,785
Woodside Finance Ltd.
5.40% , 05/19/30 ................... 25 25,481
5.70% , 05/19/32 ................... 15 15,547
5.10% , 09/12/34 ................... 50 49,612
5.70% , 09/12/54 ................... 25 23,927
1,170,099
Food Products — 2.6%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 ................... 35 34,760
2.75% , 05/14/31 ................... 23 21,018
4.65% , 09/17/34 ................... 20 19,375
5.15% , 03/19/36
(a)
.................. 30 29,875
Campbell's Co. (The)
4.15% , 03/15/28 ................... 28 27,725
2.38% , 04/24/30 ................... 40 36,127
4.75% , 03/23/35
(a)
.................. 20 18,487
3.13% , 04/24/50 ................... 35 21,385
Conagra Brands, Inc.
1.38% , 11/01/27 ................... 50 47,786
5.30% , 11/01/38 ................... 30 28,163
5.40% , 11/01/48
(a)
.................. 20 17,348
Flowers Foods, Inc.
2.40% , 03/15/31 ................... 25 21,575
5.75% , 03/15/35
(a)
.................. 15 14,473
General Mills, Inc.
(a)
2.25% , 10/14/31 ................... 40 35,238
5.25% , 01/30/35 ................... 30 29,982
3.00% , 02/01/51 ................... 22 13,764
Ingredion, Inc., 2.90%, 06/01/30 .......... 25 23,388
Security
Par (000)
Par (000) Value
Food Products (continued)
J M Smucker Co. (The)
2.38% , 03/15/30
(a)
.................. USD 50 $ 46,176
4.25% , 03/15/35 ................... 25 23,311
4.38% , 03/15/45 ................... 45 37,511
6.50% , 11/15/53
(a)
.................. 15 16,169
JBS NV
3.00% , 02/02/29 ................... 40 38,372
3.75% , 12/01/31 ................... 10 9,347
3.63% , 01/15/32 ................... 20 18,518
3.00% , 05/15/32 ................... 115 102,229
5.50% , 01/15/36 ................... 30 29,905
5.63% , 03/10/37
(c)
.................. 10 10,003
6.50% , 12/01/52 ................... 35 35,369
7.25% , 11/15/53 ................... 20 21,918
6.38% , 02/25/55 ................... 20 19,955
6.25% , 03/01/56 ................... 25 24,427
6.40% , 05/10/57
(c)
.................. 15 14,898
6.38% , 04/15/66 ................... 20 19,510
Kraft Heinz Foods Co.
3.00% , 06/01/26 ................... 25 25,000
3.75% , 04/01/30 ................... 40 38,721
5.20% , 03/15/32 ................... 10 10,156
5.40% , 03/15/35 ................... 10 10,082
5.00% , 07/15/35 ................... 35 34,117
6.50% , 02/09/40 ................... 23 24,359
5.00% , 06/04/42 ................... 10 8,940
5.20% , 07/15/45 ................... 25 22,184
4.38% , 06/01/46 ................... 19 15,239
4.88% , 10/01/49
(a)
.................. 40 33,354
5.50% , 06/01/50 ................... 25 22,736
McCormick & Co., Inc.
1.85% , 02/15/31 ................... 51 44,830
4.70% , 10/15/34 ................... 25 24,104
Mondelez International, Inc.
2.75% , 04/13/30 ................... 15 14,031
3.00% , 03/17/32 ................... 35 31,792
2.63% , 09/04/50
(a)
.................. 35 21,110
Tyson Foods, Inc.
4.35% , 03/01/29 ................... 75 74,691
5.70% , 03/15/34 ................... 10 10,356
4.88% , 08/15/34 ................... 35 34,392
5.10% , 09/28/48 ................... 45 41,318
1,449,599
Gas Utilities — 0.0%
National Fuel Gas Co., 2.95%, 03/01/31 ..... 30 27,337
Ground Transportation — 1.1%
Canadian Pacific Railway Co.
1.75% , 12/02/26 ................... 35 34,571
2.05% , 03/05/30 ................... 50 45,702
5.20% , 03/30/35 ................... 15 15,203
3.00% , 12/02/41 ................... 30 22,274
3.50% , 05/01/50 ................... 35 24,872
3.10% , 12/02/51 ................... 40 26,179
6.13% , 09/15/2115 ................. 10 10,345
Fedex Freight Holding Co., Inc.
(c)
4.30% , 03/15/29 ................... 20 19,748
4.65% , 03/15/31 ................... 25 24,604
4.95% , 03/15/33 ................... 30 29,424
5.25% , 03/15/36 ................... 30 29,281
Norfolk Southern Corp.
3.80% , 08/01/28 ................... 15 14,834
3.00% , 03/15/32 ................... 15 13,731
4.45% , 03/01/33 ................... 30 29,495
3.95% , 10/01/42 ................... 20 16,478

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.65% , 01/15/46 ................... USD 35 $ 30,685
3.05% , 05/15/50 ................... 60 39,017
5.35% , 08/01/54 ................... 35 32,870
3.16% , 05/15/55 ................... 40 25,584
Ryder System, Inc.
5.25% , 06/01/28 ................... 10 10,147
6.60% , 12/01/33 ................... 30 32,844
Triton Container International Ltd., 5.15%,
02/15/33 ....................... 20 19,677
Uber Technologies, Inc.
4.15% , 01/15/31 ................... 25 24,468
4.80% , 09/15/34 ................... 50 48,929
5.35% , 09/15/54 ................... 25 23,280
644,242
Health Care Equipment & Supplies — 1.8%
Augusta SpinCo Corp.
4.40% , 03/23/29 ................... 15 14,925
5.25% , 03/23/36 ................... 35 34,937
Baxter International, Inc.
1.92% , 02/01/27 ................... 10 9,832
2.27% , 12/01/28 ................... 30 28,186
3.95% , 04/01/30
(a)
.................. 45 43,387
4.90% , 12/15/30 ................... 25 24,783
1.73% , 04/01/31 ................... 25 21,223
2.54% , 02/01/32 ................... 45 38,457
3.13% , 12/01/51 ................... 25 14,795
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 25 24,851
4.69% , 02/13/28 ................... 36 36,174
4.87% , 02/08/29 ................... 20 20,165
2.82% , 05/20/30 ................... 25 23,340
1.96% , 02/11/31 ................... 49 43,312
4.69% , 12/15/44 ................... 20 17,490
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 ................... 100 101,728
4.15% , 12/15/28 ................... 75 74,371
4.80% , 01/15/31 ................... 85 85,182
5.50% , 06/15/35 ................... 30 30,511
4.95% , 12/15/35 ................... 20 19,540
Koninklijke Philips NV
6.88% , 03/11/38 ................... 20 22,287
5.00% , 03/15/42 ................... 20 18,282
Smith & Nephew plc, 2.03%, 10/14/30 ...... 66 58,796
Solventum Corp.
5.45% , 03/13/31 ................... 20 20,532
5.60% , 03/23/34 ................... 30 30,756
5.90% , 04/30/54
(a)
.................. 30 29,624
Stryker Corp.
4.25% , 09/11/29 ................... 10 9,928
4.63% , 09/11/34 ................... 15 14,651
5.20% , 02/10/35
(a)
.................. 45 45,520
4.63% , 03/15/46 ................... 30 26,209
Zimmer Biomet Holdings, Inc.
2.60% , 11/24/31 ................... 23 20,641
5.20% , 09/15/34 ................... 30 30,039
1,034,454
Health Care Providers & Services — 6.4%
Aetna, Inc.
6.63% , 06/15/36 ................... 24 26,168
3.88% , 08/15/47 ................... 25 18,304
Cardinal Health, Inc.
3.41% , 06/15/27 ................... 30 29,726
5.13% , 02/15/29 ................... 30 30,437
4.50% , 09/15/30 ................... 35 34,708
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.45% , 02/15/34 ................... USD 10 $ 10,215
4.37% , 06/15/47 ................... 30 24,641
Cencora, Inc.
4.63% , 12/15/27 ................... 30 30,113
3.95% , 02/13/29 ................... 10 9,853
2.80% , 05/15/30 ................... 60 56,024
5.15% , 02/15/35 ................... 45 45,070
4.30% , 12/15/47 ................... 35 28,944
Cigna Group (The)
4.38% , 10/15/28 ................... 115 114,845
2.38% , 03/15/31 ................... 75 67,570
5.40% , 03/15/33 ................... 55 56,479
5.25% , 02/15/34 ................... 45 45,596
4.80% , 08/15/38 ................... 60 56,815
4.80% , 07/15/46 ................... 70 61,290
4.90% , 12/15/48 ................... 15 13,159
3.40% , 03/15/50 ................... 25 17,271
3.40% , 03/15/51 ................... 75 51,341
5.60% , 02/15/54 ................... 15 14,405
6.00% , 01/15/56 ................... 10 10,148
CVS Health Corp.
2.88% , 06/01/26 ................... 30 30,000
1.30% , 08/21/27 ................... 55 52,995
4.30% , 03/25/28 ................... 65 64,777
5.00% , 01/30/29 ................... 10 10,111
5.40% , 06/01/29 ................... 20 20,434
5.13% , 02/21/30 ................... 105 106,474
3.75% , 04/01/30 ................... 25 24,203
1.88% , 02/28/31 ................... 10 8,778
2.13% , 09/15/31 ................... 120 104,835
5.25% , 02/21/33 ................... 63 64,026
4.88% , 07/20/35 ................... 55 53,286
4.78% , 03/25/38 ................... 125 116,607
5.13% , 07/20/45 ................... 25 22,449
5.05% , 03/25/48 ................... 145 127,179
5.63% , 02/21/53 ................... 59 55,252
6.05% , 06/01/54 ................... 50 49,619
6.25% , 09/15/65 ................... 50 50,306
Elevance Health, Inc.
4.10% , 03/01/28 ................... 40 39,783
5.15% , 06/15/29 ................... 30 30,461
2.55% , 03/15/31 ................... 70 63,506
4.60% , 09/15/32 ................... 55 54,064
5.38% , 06/15/34 ................... 75 76,247
5.10% , 01/15/44 ................... 10 9,249
4.38% , 12/01/47 ................... 65 53,360
3.13% , 05/15/50 ................... 40 26,103
3.60% , 03/15/51 ................... 75 53,049
6.10% , 10/15/52 ................... 25 25,524
5.70% , 02/15/55 ................... 75 72,425
HCA, Inc.
3.13% , 03/15/27
(a)
.................. 75 74,375
3.38% , 03/15/29 ................... 50 48,395
4.13% , 06/15/29 ................... 75 73,889
3.50% , 09/01/30 ................... 125 118,700
5.45% , 04/01/31 ................... 25 25,547
2.38% , 07/15/31 ................... 50 44,377
3.63% , 03/15/32 ................... 25 23,260
5.60% , 04/01/34 ................... 80 81,857
5.45% , 09/15/34 ................... 15 15,148
5.13% , 06/15/39 ................... 30 28,433
4.38% , 03/15/42 ................... 20 16,879
5.50% , 06/15/47 ................... 30 27,759
5.25% , 06/15/49 ................... 40 35,691
3.50% , 07/15/51 ................... 50 33,461

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63% , 03/15/52 ................... USD 10 $ 8,053
6.00% , 04/01/54 ................... 30 29,316
5.95% , 09/15/54 ................... 65 63,140
5.70% , 11/15/55 ................... 25 23,485
6.10% , 04/01/64 ................... 20 19,691
Humana, Inc.
1.35% , 02/03/27 ................... 15 14,725
5.75% , 03/01/28 ................... 30 30,571
3.70% , 03/23/29 ................... 60 58,519
2.15% , 02/03/32
(a)
.................. 40 34,666
5.95% , 03/15/34 ................... 30 31,014
3.95% , 08/15/49 ................... 20 14,389
5.50% , 03/15/53 ................... 40 35,777
5.75% , 04/15/54 ................... 15 13,890
Laboratory Corp. of America Holdings
1.55% , 06/01/26 ................... 16 16,000
2.70% , 06/01/31 ................... 25 22,760
4.80% , 10/01/34 ................... 35 34,172
4.70% , 02/01/45 ................... 25 22,252
Quest Diagnostics, Inc.
4.20% , 06/30/29 ................... 41 40,616
2.80% , 06/30/31 ................... 70 64,091
5.00% , 06/30/36 ................... 10 9,814
Universal Health Services, Inc.
2.65% , 10/15/30 ................... 40 36,128
2.65% , 01/15/32 ................... 25 21,887
3,610,951
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32
(a)
.................. 55 46,302
4.75% , 04/15/35 ................... 10 9,513
5.50% , 10/01/35
(a)
.................. 35 34,975
5.15% , 04/15/53 ................... 25 22,038
Healthcare Realty Holdings LP
3.75% , 07/01/27 ................... 24 23,822
2.00% , 03/15/31 ................... 35 30,675
Healthpeak OP LLC
2.13% , 12/01/28 ................... 45 42,487
3.00% , 01/15/30 ................... 17 16,034
5.38% , 02/15/35 ................... 30 30,258
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 ................... 15 14,419
3.25% , 04/15/33
(a)
.................. 30 26,568
Ventas Realty LP
4.00% , 03/01/28 ................... 15 14,869
4.75% , 11/15/30 ................... 59 59,069
2.50% , 09/01/31 ................... 10 8,912
5.63% , 07/01/34 ................... 20 20,619
400,560
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ 40 41,400
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ............ 35 33,309
5.50% , 04/15/35 ................... 25 25,023
58,332
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc.
4.65% , 03/16/31 ................... 15 14,994
5.25% , 03/16/36 ................... 30 29,990
Darden Restaurants, Inc., 6.30%, 10/10/33
(a)
.. 30 32,072
Expedia Group, Inc.
3.25% , 02/15/30
(a)
.................. 60 56,949
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
2.95% , 03/15/31
(a)
.................. USD 35 $ 32,215
5.50% , 04/15/36 ................... 20 19,773
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 25 25,829
Las Vegas Sands Corp.
5.63% , 06/15/28 ................... 10 10,141
6.00% , 08/15/29 ................... 65 66,931
6.00% , 06/14/30 ................... 20 20,627
6.20% , 08/15/34 ................... 20 20,662
Marriott International, Inc.
5.00% , 10/15/27 ................... 80 80,744
4.88% , 05/15/29 ................... 20 20,200
4.80% , 03/15/30 ................... 30 30,212
Series GG , 3.50% , 10/15/32 ........... 45 41,525
5.25% , 10/15/35 ................... 60 60,145
5.50% , 04/15/37 ................... 35 35,335
5.10% , 05/01/38 ................... 10 9,659
McDonald's Corp.
3.50% , 03/01/27 ................... 10 9,965
3.80% , 04/01/28 ................... 15 14,881
2.63% , 09/01/29 ................... 20 18,952
3.60% , 07/01/30
(a)
.................. 20 19,403
4.40% , 02/12/31 ................... 70 69,655
4.95% , 08/14/33 ................... 30 30,423
4.95% , 03/03/35 ................... 40 39,840
6.30% , 03/01/38 ................... 25 27,243
3.63% , 05/01/43 ................... 20 15,636
4.88% , 12/09/45 ................... 57 51,343
4.45% , 09/01/48 ................... 10 8,373
3.63% , 09/01/49 ................... 40 29,049
5.45% , 08/14/53
(a)
.................. 45 42,976
Starbucks Corp.
2.00% , 03/12/27 ................... 15 14,763
2.55% , 11/15/30 ................... 30 27,519
3.00% , 02/14/32 ................... 60 54,932
4.80% , 02/15/33 ................... 10 10,008
5.00% , 02/15/34
(a)
.................. 17 17,145
4.45% , 08/15/49 ................... 21 17,257
3.50% , 11/15/50 ................... 51 35,623
1,162,989
Household Durables — 0.2%
Leggett & Platt, Inc.
3.50% , 11/15/27 ................... 50 48,959
3.50% , 11/15/51 ................... 20 12,326
Lennar Corp., 4.75%, 11/29/27 ........... 28 28,061
89,346
Household Products — 0.1%
Clorox Co. (The)
1.80% , 05/15/30
(a)
.................. 53 47,504
5.25% , 05/15/36 ................... 10 10,000
57,504
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), 2.45%, 01/15/31
(a)
....... 45 40,276
Constellation Energy Generation LLC
5.60% , 03/01/28 ................... 35 35,642
5.80% , 03/01/33 ................... 25 26,189
6.13% , 01/15/34 ................... 10 10,655
5.30% , 06/01/36 ................... 20 19,916
6.25% , 10/01/39 ................... 20 21,103
5.60% , 06/15/42 ................... 20 19,768
5.75% , 03/15/54 ................... 40 39,360
5.88% , 01/15/66 ................... 10 9,736
Oglethorpe Power Corp., 5.05%, 10/01/48 .... 20 17,766
240,411

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 2.2%
Allstate Corp. (The)
3.28% , 12/15/26 ................... USD 15 $ 14,939
1.45% , 12/15/30 ................... 15 13,064
5.25% , 03/30/33 ................... 25 25,467
4.20% , 12/15/46 ................... 40 32,282
American National Group, Inc., 6.00%,
07/15/35
(a)
...................... 25 24,784
Aon Corp.
2.85% , 05/28/27 ................... 45 44,410
2.80% , 05/15/30 ................... 72 67,103
3.90% , 02/28/52 ................... 53 39,190
Aon Global Ltd., 4.75%, 05/15/45 ......... 30 26,313
Aon North America, Inc.
5.45% , 03/01/34 ................... 45 45,960
5.75% , 03/01/54 ................... 15 14,704
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 20 20,164
5.00% , 02/15/32
(a)
.................. 40 39,983
5.15% , 02/15/35 ................... 30 29,764
5.75% , 03/02/53 ................... 15 14,533
5.75% , 07/15/54 ................... 35 33,935
5.55% , 02/15/55 ................... 25 23,620
Athene Holding Ltd.
6.15% , 04/03/30 ................... 15 15,564
3.50% , 01/15/31 ................... 33 30,966
5.88% , 01/15/34
(a)
.................. 25 25,419
3.45% , 05/15/52
(a)
.................. 10 6,262
6.63% , 05/19/55 ................... 35 34,563
Brighthouse Financial, Inc., 4.70%, 06/22/47
(a)
. 15 10,828
Brown & Brown, Inc.
2.38% , 03/15/31 ................... 50 44,348
5.55% , 06/23/35 ................... 30 30,059
4.95% , 03/17/52 ................... 15 12,634
6.25% , 06/23/55
(a)
.................. 20 20,081
CNA Financial Corp.
3.45% , 08/15/27 ................... 60 59,300
5.20% , 08/15/35 ................... 35 34,428
CNO Financial Group, Inc., 6.45%, 06/15/34 .. 25 26,069
Enstar Group Ltd., 3.10%, 09/01/31 ........ 25 22,234
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
...................... 35 21,844
F&G Annuities & Life, Inc.
6.50% , 06/04/29 ................... 35 35,570
6.25% , 10/04/34
(a)
.................. 10 9,797
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 35 32,736
6.10% , 03/15/55 ................... 25 25,045
Fidelity National Financial, Inc.
3.40% , 06/15/30 ................... 10 9,422
2.45% , 03/15/31 ................... 25 22,123
Lincoln National Corp.
3.40% , 01/15/31
(a)
.................. 25 23,428
7.00% , 06/15/40 ................... 12 13,143
Markel Group, Inc.
5.00% , 04/05/46 ................... 15 13,343
3.45% , 05/07/52 ................... 45 30,183
Old Republic International Corp., 3.85%,
06/11/51 ....................... 20 14,345
Unum Group, 4.13%, 06/15/51 ........... 15 11,284
Willis North America, Inc.
4.50% , 09/15/28 ................... 12 11,979
4.55% , 03/15/31 ................... 25 24,666
5.35% , 05/15/33 ................... 25 25,330
Security
Par (000)
Par (000) Value
Insurance (continued)
3.88% , 09/15/49 ................... USD 22 $ 16,381
1,223,589
IT Services — 0.2%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35
(a)
.. 25 25,242
Kyndryl Holdings, Inc.
2.05% , 10/15/26 ................... 18 17,813
3.15% , 10/15/31 ................... 25 20,971
4.10% , 10/15/41 ................... 15 10,817
VeriSign, Inc., 2.70%, 06/15/31 .......... 42 37,954
112,797
Leisure Products — 0.2%
Hasbro, Inc.
3.55% , 11/19/26 ................... 35 34,836
6.05% , 05/14/34 ................... 25 26,130
Mattel, Inc., 5.00%, 11/17/30 ............ 10 9,971
Polaris, Inc., 5.60%, 03/01/31
(a)
.......... 25 24,943
95,880
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 2.30%, 03/12/31 ... 44 39,441
Illumina, Inc.
5.75% , 12/13/27 ................... 30 30,509
4.75% , 12/12/30 ................... 30 29,878
Revvity, Inc., 1.90%, 09/15/28 ........... 47 44,233
144,061
Machinery — 0.8%
CNH Industrial Capital LLC
1.45% , 07/15/26 ................... 15 14,944
4.55% , 04/10/28
(a)
.................. 15 14,993
4.50% , 10/16/30 ................... 20 19,760
Flowserve Corp., 2.80%, 01/15/32 ........ 25 22,207
Fortive Corp., 4.30%, 06/15/46 ........... 20 16,342
IDEX Corp., 2.63%, 06/15/31 ............ 30 27,191
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................... 15 15,280
5.70% , 08/14/33 ................... 40 41,558
5.70% , 06/15/54 ................... 15 14,859
nVent Finance SARL, 4.55%, 04/15/28 ...... 50 49,848
Otis Worldwide Corp.
2.29% , 04/05/27 ................... 10 9,847
2.57% , 02/15/30 ................... 34 31,643
3.11% , 02/15/40 ................... 25 19,247
3.36% , 02/15/50 ................... 25 17,352
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... 15 14,937
4.85% , 11/15/48 ................... 25 21,299
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(d)
.................. 33 33,047
5.50% , 05/29/35 ................... 30 30,679
Xylem, Inc., 5.45%, 06/01/36 ............ 25 25,573
440,606
Media — 1.9%
Charter Communications Operating LLC
3.75% , 02/15/28 ................... 25 24,580
2.25% , 01/15/29 ................... 55 51,329
6.10% , 06/01/29 ................... 35 36,001
2.80% , 04/01/31 ................... 65 58,042
2.30% , 02/01/32 ................... 10 8,519
4.40% , 04/01/33 ................... 50 46,178
6.65% , 02/01/34 ................... 45 46,358
6.55% , 06/01/34 ................... 10 10,266
6.38% , 10/23/35 ................... 40 40,228
3.50% , 06/01/41 ................... 20 13,960

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
3.50% , 03/01/42 ................... USD 10 $ 6,879
6.48% , 10/23/45 ................... 75 69,214
5.38% , 05/01/47 ................... 60 48,357
5.75% , 04/01/48 ................... 80 67,241
3.70% , 04/01/51
(a)
.................. 55 33,837
3.90% , 06/01/52 ................... 50 31,889
6.83% , 10/23/55 ................... 35 32,953
3.85% , 04/01/61 ................... 45 26,088
4.40% , 12/01/61 ................... 20 12,768
3.95% , 06/30/62 ................... 45 26,410
5.50% , 04/01/63 ................... 35 26,794
Fox Corp.
4.71% , 01/25/29 ................... 40 40,132
6.50% , 10/13/33 ................... 30 32,245
5.48% , 01/25/39 ................... 25 24,580
5.58% , 01/25/49
(a)
.................. 30 28,278
Omnicom Group, Inc.
2.60% , 08/01/31 ................... 52 46,752
5.00% , 06/02/33 ................... 10 9,845
5.30% , 11/01/34
(a)
.................. 25 24,879
Time Warner Cable LLC
6.55% , 05/01/37 ................... 50 49,945
7.30% , 07/01/38 ................... 25 26,032
6.75% , 06/15/39 ................... 40 39,655
5.50% , 09/01/41 ................... 60 51,791
1,092,025
Metals & Mining — 0.5%
ArcelorMittal SA
4.25% , 07/16/29 ................... 53 52,623
6.80% , 11/29/32 ................... 10 11,026
5.38% , 05/19/36 ................... 20 19,865
7.00% , 10/15/39
(d)
.................. 10 11,143
6.35% , 06/17/54
(a)
.................. 15 15,689
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 40 40,639
Freeport-McMoRan, Inc.
5.40% , 11/14/34 ................... 25 25,465
5.45% , 03/15/43 ................... 35 34,015
Steel Dynamics, Inc.
3.25% , 01/15/31 ................... 15 14,096
5.25% , 05/15/35 ................... 35 35,234
259,795
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP, 5.50%,
08/01/30
(a)
...................... 20 20,235
Multi-Utilities — 1.6%
Ameren Corp.
1.95% , 03/15/27
(a)
.................. 10 9,826
5.00% , 01/15/29 ................... 15 15,169
3.50% , 01/15/31
(a)
.................. 30 28,454
CenterPoint Energy, Inc., 5.40%, 06/01/29 ... 15 15,352
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30
(a)
........... 90 86,137
5.45% , 03/15/35 ................... 35 35,625
Series B , 3.30% , 04/15/41 ............. 25 18,965
Series C , 4.90% , 08/01/41 ............ 10 9,153
DTE Energy Co.
2.85% , 10/01/26 ................... 15 14,933
5.10% , 03/01/29 ................... 55 55,771
5.20% , 04/01/30 ................... 25 25,406
5.85% , 06/01/34 ................... 30 31,456
National Grid plc, 5.42%, 01/11/34 ........ 25 25,503
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
NiSource, Inc.
3.49% , 05/15/27 ................... USD 35 $ 34,776
3.60% , 05/01/30 ................... 70 67,395
5.35% , 04/01/34 ................... 25 25,519
4.80% , 02/15/44 ................... 10 8,851
5.65% , 02/01/45 ................... 10 9,767
4.38% , 05/15/47 ................... 40 32,906
5.85% , 04/01/55 ................... 45 44,504
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 ................... 41 41,853
2.45% , 11/15/31 ................... 37 32,911
5.45% , 04/01/34 ................... 10 10,215
Puget Energy, Inc.
2.38% , 06/15/28 ................... 10 9,560
5.73% , 03/15/35 ................... 20 20,143
Sempra
3.40% , 02/01/28 ................... 52 51,038
3.80% , 02/01/38 ................... 45 38,189
4.00% , 02/01/48 ................... 25 18,997
Southern Co. Gas Capital Corp.
5.75% , 09/15/33 ................... 15 15,637
4.40% , 06/01/43 ................... 20 16,910
WEC Energy Group, Inc., 2.20%, 12/15/28 ... 43 40,711
891,632
Office REITs — 0.2%
Boston Properties LP
2.75% , 10/01/26 ................... 20 19,896
2.90% , 03/15/30 ................... 20 18,646
3.25% , 01/30/31
(a)
.................. 40 37,136
6.50% , 01/15/34 ................... 20 21,203
5.75% , 01/15/35
(a)
.................. 25 25,275
Cousins Properties LP, 5.88%, 10/01/34 ..... 20 20,474
142,630
Oil, Gas & Consumable Fuels — 10.4%
Antero Resources Corp., 5.40%, 02/01/36 .... 25 24,678
APA Corp.
5.10% , 09/01/40 ................... 20 18,454
6.75% , 02/15/55 ................... 15 15,748
Boardwalk Pipelines LP, 3.40%, 02/15/31 .... 45 42,143
Canadian Natural Resources Ltd.
3.85% , 06/01/27 ................... 35 34,857
6.25% , 03/15/38 ................... 35 37,155
4.95% , 06/01/47 ................... 30 26,858
Cenovus Energy, Inc.
2.65% , 01/15/32 ................... 25 22,345
6.75% , 11/15/39 ................... 13 14,315
3.75% , 02/15/52
(a)
.................. 30 21,575
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 35 35,154
2.74% , 12/31/39 ................... 29 24,541
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 25 24,885
4.00% , 03/01/31 ................... 25 24,103
3.25% , 01/31/32 ................... 40 36,687
5.95% , 06/30/33 ................... 45 47,180
5.55% , 10/30/35 ................... 30 30,582
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 15 14,982
5.65% , 04/15/34 ................... 50 51,422
6.00% , 07/30/56
(c)
.................. 15 14,942
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,858
Continental Resources, Inc.
4.38% , 01/15/28 ................... 30 29,848
4.90% , 06/01/44 ................... 15 12,332

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.
5.60% , 03/15/34 ................... USD 20 $ 20,646
5.90% , 02/15/55 ................... 25 24,624
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,260
Devon Energy Corp.
4.50% , 01/15/30 ................... 29 28,881
5.20% , 09/15/34 ................... 35 35,235
5.60% , 07/15/41 ................... 35 34,597
5.00% , 06/15/45 ................... 40 35,968
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 25 24,915
3.50% , 12/01/29 ................... 80 77,507
5.40% , 04/18/34 ................... 55 56,201
5.55% , 04/01/35 ................... 10 10,294
5.75% , 04/18/54
(a)
.................. 45 44,165
5.90% , 04/18/64 ................... 15 14,860
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 ................... 25 26,020
5.65% , 10/15/54 ................... 35 33,399
Enbridge, Inc.
5.90% , 11/15/26 ................... 20 20,122
5.25% , 04/05/27 ................... 15 15,112
4.20% , 11/20/28 ................... 50 49,636
3.13% , 11/15/29
(a)
.................. 60 57,208
5.70% , 03/08/33 ................... 60 62,401
2.50% , 08/01/33 ................... 75 64,141
5.20% , 11/20/35 ................... 30 29,989
4.00% , 11/15/49 ................... 50 38,204
6.70% , 11/15/53 ................... 35 38,691
5.95% , 04/05/54 ................... 15 15,120
Energy Transfer LP
5.50% , 06/01/27 ................... 61 61,547
4.00% , 10/01/27 ................... 65 64,727
4.95% , 06/15/28 ................... 40 40,316
4.15% , 09/15/29 ................... 26 25,646
3.75% , 05/15/30 ................... 53 51,206
4.55% , 01/15/31 ................... 25 24,768
5.75% , 02/15/33 ................... 35 36,450
6.55% , 12/01/33 ................... 25 27,163
5.60% , 09/01/34 ................... 40 40,922
4.90% , 03/15/35 ................... 25 24,472
5.80% , 06/15/38 ................... 75 76,480
5.00% , 05/15/44
(d)
.................. 52 45,698
5.15% , 03/15/45 ................... 45 40,116
5.35% , 05/15/45 ................... 60 54,675
5.30% , 04/15/47 ................... 25 22,476
6.25% , 04/15/49 ................... 44 44,070
5.00% , 05/15/50 ................... 90 76,736
6.05% , 09/01/54 ................... 15 14,622
6.20% , 04/01/55 ................... 20 19,890
EQT Corp.
5.70% , 04/01/28 ................... 53 54,094
4.75% , 01/15/31 ................... 25 24,850
5.75% , 02/01/34 ................... 25 25,849
Expand Energy Corp.
5.38% , 02/01/29 ................... 10 9,996
4.75% , 02/01/32 ................... 15 14,714
5.70% , 01/15/35 ................... 30 30,616
HF Sinclair Corp.
5.75% , 01/15/31 ................... 15 15,363
6.25% , 01/15/35 ................... 30 31,203
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 ................... 50 56,075
5.50% , 03/01/44 ................... 30 28,794
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
1.75% , 11/15/26 ................... USD 26 $ 25,726
4.30% , 03/01/28 ................... 25 24,993
5.15% , 06/01/30 ................... 40 40,834
7.75% , 01/15/32 ................... 40 45,741
5.20% , 06/01/33 ................... 45 45,808
5.40% , 02/01/34 ................... 40 40,970
5.55% , 06/01/45 ................... 40 38,636
5.05% , 02/15/46 ................... 25 22,639
3.60% , 02/15/51
(a)
.................. 75 52,994
5.45% , 08/01/52 ................... 15 14,091
Marathon Petroleum Corp.
5.70% , 03/01/35
(a)
.................. 25 25,740
6.50% , 03/01/41 ................... 35 37,674
4.75% , 09/15/44 ................... 30 26,228
MPLX LP
4.25% , 12/01/27 ................... 30 29,923
2.65% , 08/15/30 ................... 30 27,689
4.80% , 02/15/31 ................... 25 24,987
5.00% , 03/01/33 ................... 75 74,816
5.40% , 09/15/35 ................... 55 55,057
4.50% , 04/15/38 ................... 25 22,699
5.20% , 03/01/47 ................... 25 22,489
5.50% , 02/15/49 ................... 55 50,666
4.95% , 03/14/52 ................... 15 12,731
5.65% , 03/01/53 ................... 40 37,311
6.20% , 09/15/55 ................... 40 40,163
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 25 28,452
7.50% , 05/01/31 ................... 60 66,859
6.45% , 09/15/36 ................... 50 54,296
6.60% , 03/15/46 ................... 25 26,799
6.05% , 10/01/54 ................... 20 20,249
ONEOK Partners LP, 6.13%, 02/01/41 ...... 30 30,712
ONEOK, Inc.
4.00% , 07/13/27 ................... 60 59,789
3.40% , 09/01/29 ................... 50 48,072
6.35% , 01/15/31 ................... 60 63,544
6.10% , 11/15/32 ................... 50 52,763
6.05% , 09/01/33 ................... 75 78,865
5.40% , 10/15/35 ................... 25 25,056
4.25% , 09/15/46 ................... 10 7,780
5.45% , 06/01/47 ................... 15 13,761
5.20% , 07/15/48 ................... 15 13,343
3.95% , 03/01/50 ................... 45 32,572
6.63% , 09/01/53 ................... 50 52,498
5.70% , 11/01/54 ................... 15 13,959
Ovintiv, Inc., 6.50%, 08/15/34 ........... 30 32,285
Phillips 66
4.65% , 11/15/34 ................... 35 34,055
5.88% , 05/01/42 ................... 15 15,114
4.88% , 11/15/44 ................... 60 53,379
3.30% , 03/15/52 ................... 35 23,067
Phillips 66 Co.
4.95% , 12/01/27 ................... 30 30,250
3.15% , 12/15/29 ................... 15 14,297
5.25% , 06/15/31 ................... 25 25,517
5.50% , 03/15/55 ................... 20 18,630
Plains All American Pipeline LP
3.55% , 12/15/29 ................... 45 43,447
4.70% , 01/15/31 ................... 55 54,729
5.95% , 06/15/35 ................... 35 36,211
4.70% , 06/15/44
(a)
.................. 35 30,164
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 ................... 15 14,942

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50% , 05/15/30 ................... USD 35 $ 34,760
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 ................... 15 15,057
5.58% , 10/01/34 ................... 35 34,985
6.18% , 10/01/54 ................... 15 14,487
Spectra Energy Partners LP, 4.50%, 03/15/45 . 40 34,091
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 35 38,571
3.75% , 03/04/51
(a)
.................. 30 21,742
Targa Resources Corp.
4.20% , 02/01/33 ................... 40 38,071
6.13% , 03/15/33 ................... 20 21,181
5.55% , 08/15/35 ................... 40 40,634
5.40% , 07/30/36 ................... 35 35,017
4.95% , 04/15/52 ................... 15 12,883
6.25% , 07/01/52 ................... 25 25,468
6.50% , 02/15/53 ................... 15 15,815
6.13% , 05/15/55 ................... 25 25,067
Targa Resources Partners LP
5.00% , 01/15/28 ................... 15 15,001
5.50% , 03/01/30 ................... 45 45,603
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 30 29,880
4.63% , 03/01/34 ................... 25 24,225
6.20% , 10/15/37 ................... 40 42,541
7.63% , 01/15/39 ................... 26 30,713
5.10% , 03/15/49 ................... 35 32,757
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ....................... 10 9,924
Valero Energy Corp.
4.35% , 06/01/28 ................... 40 39,936
6.63% , 06/15/37 ................... 45 49,610
3.65% , 12/01/51 ................... 35 24,463
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 35 35,748
Western Midstream Operating LP
4.05% , 02/01/30
(d)
.................. 50 48,570
5.45% , 11/15/34 ................... 30 30,024
5.50% , 12/15/35 ................... 10 9,949
5.45% , 04/01/44 ................... 15 13,721
5.25% , 02/01/50
(d)
.................. 25 21,825
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... 45 44,776
2.60% , 03/15/31 ................... 75 68,020
5.60% , 03/15/35 ................... 80 81,903
5.30% , 09/30/35 ................... 10 10,016
5.15% , 03/15/36 ................... 15 14,788
6.30% , 04/15/40 ................... 40 42,462
4.90% , 01/15/45 ................... 10 8,877
5.10% , 09/15/45 ................... 50 45,916
3.50% , 10/15/51 ................... 50 34,594
5.80% , 11/15/54 ................... 45 44,032
5.95% , 03/15/56 ................... 15 14,888
5,870,026
Passenger Airlines — 0.2%
Delta Air Lines, Inc., 4.95%, 07/10/28 ....... 50 50,247
Southwest Airlines Co.
5.13% , 06/15/27 ................... 15 15,091
2.63% , 02/10/30 ................... 25 23,123
5.25% , 11/15/35 ................... 10 9,693
98,154
Pharmaceuticals — 2.1%
Mylan, Inc., 5.20%, 04/15/48 ............ 40 32,889
Royalty Pharma plc
1.75% , 09/02/27 ................... 28 27,096
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.15% , 09/02/31 ................... USD 50 $ 43,924
3.30% , 09/02/40 ................... 35 27,102
3.55% , 09/02/50 ................... 35 24,374
5.90% , 09/02/54 ................... 25 24,729
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 .................. 360 358,659
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 ................... 200 202,057
2.05% , 03/31/30 ................... 220 200,061
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 ... 25 24,996
Viatris, Inc.
2.30% , 06/22/27 ................... 50 48,791
2.70% , 06/22/30 ................... 45 41,128
4.00% , 06/22/50 ................... 30 20,494
Zoetis, Inc.
2.00% , 05/15/30 ................... 17 15,378
5.00% , 08/17/35
(a)
.................. 35 34,571
4.70% , 02/01/43 ................... 35 31,199
1,157,448
Professional Services — 0.5%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ....................... 39 34,845
Equifax, Inc.
5.10% , 06/01/28 ................... 15 15,147
3.10% , 05/15/30 ................... 15 14,095
2.35% , 09/15/31
(a)
.................. 28 24,698
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 30 31,036
Jacobs Solutions, Inc., 4.75%, 03/03/31 ..... 15 14,828
Paychex, Inc.
5.10% , 04/15/30 ................... 25 25,290
5.35% , 04/15/32 ................... 25 25,323
5.60% , 04/15/35
(a)
.................. 30 30,261
Verisk Analytics, Inc.
5.25% , 06/05/34 ................... 45 44,995
3.63% , 05/15/50 ................... 25 17,700
278,218
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
5.50% , 04/01/29 ................... 40 40,951
2.50% , 04/01/31 ................... 30 26,971
5.50% , 06/15/35 ................... 30 30,318
5.25% , 06/01/36 ................... 10 9,882
108,122
Residential REITs — 0.3%
American Homes 4 Rent LP
3.63% , 04/15/32
(a)
.................. 10 9,308
5.50% , 07/15/34 ................... 15 15,174
5.25% , 03/15/35 ................... 25 24,863
Essex Portfolio LP, 2.65%, 03/15/32 ....... 45 39,916
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 21 19,894
4.88% , 02/01/35 ................... 30 29,117
Sun Communities Operating LP, 2.70%, 07/15/31 35 31,493
UDR, Inc., 3.00%, 08/15/31 ............. 25 22,978
192,743
Retail REITs — 0.1%
Brixmor Operating Partnership LP
4.05% , 07/01/30 ................... 15 14,599
2.50% , 08/16/31 ................... 30 26,785
NNN REIT, Inc.
4.60% , 02/15/31 ................... 10 9,916

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
5.50% , 06/15/34 ................... USD 15 $ 15,283
66,583
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.
3.15% , 05/11/27
(a)
.................. 15 14,854
1.60% , 08/12/28 ................... 65 61,153
2.45% , 11/15/29 ................... 25 23,279
3.90% , 03/25/30 ................... 25 24,309
2.00% , 08/12/31 ................... 120 104,641
5.20% , 02/10/33 ................... 30 30,385
5.15% , 02/21/34 ................... 110 110,461
5.30% , 05/15/36 ................... 20 19,947
4.60% , 03/25/40 ................... 10 9,016
2.80% , 08/12/41 ................... 25 17,617
5.63% , 02/10/43 ................... 20 19,467
4.90% , 07/29/45 ................... 15 13,114
4.10% , 05/19/46 ................... 40 31,156
3.73% , 12/08/47 ................... 120 86,765
4.75% , 03/25/50 ................... 15 12,469
3.05% , 08/12/51 ................... 65 40,671
5.70% , 02/10/53 ................... 85 80,868
5.60% , 02/21/54 ................... 20 18,831
3.10% , 02/15/60 ................... 10 5,759
3.20% , 08/12/61 ................... 40 23,400
5.90% , 02/10/63 ................... 60 57,834
Marvell Technology, Inc.
2.45% , 04/15/28 ................... 50 48,195
5.75% , 02/15/29 ................... 10 10,286
2.95% , 04/15/31 ................... 42 38,689
5.30% , 04/15/36 ................... 20 20,004
Microchip Technology, Inc.
4.90% , 03/15/28 ................... 25 25,134
5.05% , 03/15/29 ................... 10 10,096
5.05% , 02/15/30 ................... 30 30,268
Micron Technology, Inc.
3.37% , 11/01/41 ................... 15 11,713
3.48% , 11/01/51 ................... 15 10,729
NXP BV
4.30% , 06/18/29 ................... 11 10,909
2.65% , 02/15/32 ................... 45 39,956
5.00% , 01/15/33 ................... 45 44,982
3.25% , 05/11/41 ................... 20 15,233
3.13% , 02/15/42 ................... 15 10,903
3.25% , 11/30/51 ................... 20 13,279
Skyworks Solutions, Inc., 3.00%, 06/01/31 ... 35 31,722
1,178,094
Software — 3.8%
AppLovin Corp.
5.38% , 12/01/31 ................... 30 30,493
5.50% , 12/01/34 ................... 30 30,280
Atlassian Corp., 5.50%, 05/15/34 ......... 15 14,997
Autodesk, Inc., 2.40%, 12/15/31 .......... 56 49,349
Oracle Corp.
2.65% , 07/15/26 ................... 25 24,952
2.80% , 04/01/27 ................... 15 14,801
2.30% , 03/25/28 ................... 25 23,931
4.50% , 05/06/28 ................... 40 39,918
4.80% , 08/03/28 ................... 10 9,995
4.55% , 02/04/29 ................... 45 44,525
4.20% , 09/27/29 ................... 25 24,388
2.95% , 04/01/30 ................... 105 96,944
4.65% , 05/06/30 ................... 25 24,622
4.95% , 02/04/31 ................... 25 24,566
2.88% , 03/25/31 ................... 140 125,353
Security
Par (000)
Par (000) Value
Software (continued)
4.80% , 09/26/32 ................... USD 120 $ 115,309
4.30% , 07/08/34 ................... 40 36,146
4.70% , 09/27/34 ................... 25 23,264
5.50% , 08/03/35 ................... 55 53,322
5.20% , 09/26/35 ................... 75 71,322
3.80% , 11/15/37 ................... 50 40,670
6.50% , 04/15/38 ................... 55 56,519
3.60% , 04/01/40 ................... 85 62,955
3.65% , 03/25/41 ................... 80 58,528
4.50% , 07/08/44 ................... 10 7,625
5.88% , 09/26/45 ................... 80 71,469
4.00% , 07/15/46 ................... 90 62,545
3.60% , 04/01/50 ................... 100 62,356
3.95% , 03/25/51 ................... 85 55,788
5.55% , 02/06/53 ................... 75 62,112
6.00% , 08/03/55 ................... 50 43,700
5.95% , 09/26/55 ................... 80 69,891
6.70% , 02/04/56 ................... 10 9,614
3.85% , 04/01/60 ................... 45 27,153
4.10% , 03/25/61
(a)
.................. 130 82,560
6.10% , 09/26/65 ................... 85 73,202
Roper Technologies, Inc.
1.40% , 09/15/27 ................... 75 72,193
4.50% , 10/15/29 ................... 10 9,915
1.75% , 02/15/31 ................... 58 50,290
4.90% , 10/15/34 ................... 35 33,800
Synopsys, Inc.
4.65% , 04/01/28 ................... 25 25,101
4.85% , 04/01/30 ................... 20 20,110
5.15% , 04/01/35 ................... 60 59,878
5.70% , 04/01/55 ................... 45 43,823
Trimble, Inc., 6.10%, 03/15/33 ........... 30 31,469
Workday, Inc.
3.50% , 04/01/27 ................... 15 14,901
3.80% , 04/01/32 ................... 40 37,356
2,124,000
Specialized REITs — 1.9%
American Tower Corp.
3.38% , 10/15/26 ................... 72 71,683
3.55% , 07/15/27 ................... 55 54,549
3.80% , 08/15/29 ................... 150 146,634
2.70% , 04/15/31 ................... 20 18,212
5.65% , 03/15/33 ................... 15 15,551
5.90% , 11/15/33 ................... 45 47,230
5.40% , 01/31/35 ................... 35 35,560
5.35% , 03/15/35 ................... 10 10,122
3.10% , 06/15/50 ................... 40 26,130
2.95% , 01/15/51 ................... 20 12,603
Crown Castle, Inc.
2.90% , 03/15/27 ................... 15 14,834
3.80% , 02/15/28 ................... 80 79,032
3.10% , 11/15/29 ................... 15 14,232
2.25% , 01/15/31 ................... 25 22,272
2.10% , 04/01/31 ................... 45 39,584
2.50% , 07/15/31 ................... 30 26,690
5.20% , 09/01/34 ................... 30 29,896
2.90% , 04/01/41 ................... 34 24,838
3.25% , 01/15/51 ................... 30 19,740
CubeSmart LP
2.25% , 12/15/28 ................... 10 9,452
2.50% , 02/15/32 ................... 10 8,799
Equinix, Inc.
1.80% , 07/15/27 ................... 25 24,415
1.55% , 03/15/28 ................... 50 47,538

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.20% , 11/18/29 ................... USD 25 $ 23,845
2.15% , 07/15/30 ................... 60 54,112
2.95% , 09/15/51 ................... 37 23,297
Extra Space Storage LP
5.70% , 04/01/28 ................... 40 40,797
2.40% , 10/15/31 ................... 25 22,008
4.95% , 01/15/33 ................... 25 24,789
5.40% , 06/15/35 ................... 30 30,280
Weyerhaeuser Co.
4.00% , 11/15/29 ................... 10 9,797
7.38% , 03/15/32 ................... 30 33,565
1,062,086
Specialty Retail — 1.4%
AutoNation, Inc., 3.85%, 03/01/32 ......... 40 37,362
AutoZone, Inc.
6.25% , 11/01/28 ................... 10 10,384
5.10% , 07/15/29 ................... 40 40,651
1.65% , 01/15/31 ................... 25 21,782
4.75% , 08/01/32 ................... 33 32,711
4.75% , 02/01/33 ................... 20 19,718
Best Buy Co., Inc., 1.95%, 10/01/30
(a)
...... 34 30,292
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 .. 20 14,441
Lowe's Cos., Inc.
1.70% , 09/15/28 ................... 30 28,247
3.65% , 04/05/29 ................... 10 9,774
1.70% , 10/15/30 ................... 96 84,900
4.25% , 03/15/31 ................... 25 24,545
2.63% , 04/01/31 ................... 25 22,799
3.75% , 04/01/32 ................... 80 75,825
4.50% , 10/15/32 ................... 15 14,705
5.00% , 04/15/33 ................... 65 65,451
4.85% , 10/15/35 ................... 20 19,505
3.70% , 04/15/46 ................... 55 41,178
4.25% , 04/01/52 ................... 50 39,069
5.63% , 04/15/53
(a)
.................. 15 14,408
5.75% , 07/01/53 ................... 25 24,383
5.80% , 09/15/62 ................... 30 29,176
5.85% , 04/01/63 ................... 30 29,202
O'Reilly Automotive, Inc.
3.90% , 06/01/29 ................... 10 9,825
4.70% , 06/15/32 ................... 10 9,930
5.00% , 08/19/34 ................... 35 34,694
Tractor Supply Co., 5.25%, 05/15/33 ....... 30 30,176
815,133
Technology Hardware, Storage & Peripherals — 1.6%
Dell International LLC
5.25% , 02/01/28 ................... 60 60,809
4.75% , 04/01/28 ................... 65 65,355
4.35% , 02/01/30 ................... 40 39,639
4.50% , 02/15/31 ................... 25 24,786
5.30% , 04/01/32 ................... 65 66,375
5.40% , 04/15/34 ................... 15 15,334
4.85% , 02/01/35
(a)
.................. 50 49,143
8.10% , 07/15/36 ................... 35 42,052
3.38% , 12/15/41 ................... 10 7,686
3.45% , 12/15/51 ................... 40 27,959
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 ................... 50 49,838
4.40% , 09/25/27 ................... 15 14,997
4.55% , 10/15/29 ................... 25 24,937
4.40% , 10/15/30 ................... 35 34,429
4.85% , 10/15/31 ................... 50 49,867
6.20% , 10/15/35
(a) (d)
................. 45 48,313
6.35% , 10/15/45
(d)
.................. 35 35,827
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.60% , 10/15/54 ................... USD 25 $ 23,031
HP, Inc.
1.45% , 06/17/26 ................... 15 14,977
4.75% , 01/15/28 ................... 20 20,094
4.00% , 04/15/29 ................... 25 24,569
2.65% , 06/17/31 ................... 45 40,431
4.20% , 04/15/32 ................... 10 9,598
5.50% , 01/15/33
(a)
.................. 25 25,637
6.00% , 09/15/41
(a)
.................. 25 25,605
NetApp, Inc.
2.38% , 06/22/27 ................... 50 48,996
5.70% , 03/17/35 ................... 25 25,633
915,917
Tobacco — 1.6%
Altria Group, Inc.
4.80% , 02/14/29 ................... 49 49,315
2.45% , 02/04/32 ................... 70 61,640
5.63% , 02/06/35 ................... 15 15,395
5.80% , 02/14/39 ................... 70 70,930
4.50% , 05/02/43 ................... 60 50,366
5.38% , 01/31/44 ................... 15 14,015
5.95% , 02/14/49
(a)
.................. 45 44,264
3.70% , 02/04/51 ................... 65 45,121
4.00% , 02/04/61 ................... 25 17,622
BAT Capital Corp.
3.56% , 08/15/27 ................... 89 88,172
6.34% , 08/02/30 ................... 15 15,918
5.83% , 02/20/31 ................... 25 26,108
2.73% , 03/25/31 ................... 75 68,526
4.74% , 03/16/32 ................... 35 34,936
6.00% , 02/20/34 ................... 55 58,131
4.39% , 08/15/37 ................... 65 59,401
4.54% , 08/15/47 ................... 45 37,083
4.76% , 09/06/49 ................... 30 25,269
5.65% , 03/16/52 ................... 30 28,252
7.08% , 08/02/53 ................... 15 16,870
6.25% , 08/15/55 ................... 35 35,774
Reynolds American, Inc., 5.85%, 08/15/45 .... 30 29,481
892,589
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc., 5.00%, 10/03/34 .. 35 34,759
GATX Corp.
4.70% , 04/01/29 ................... 10 10,022
4.00% , 06/30/30 ................... 15 14,650
5.50% , 06/15/35 ................... 15 15,182
3.10% , 06/01/51 ................... 15 9,566
6.05% , 06/05/54 ................... 15 15,176
Sumisho Air Lease Corp.
2.20% , 01/15/27 ................... 20 19,734
2.10% , 09/01/28 ................... 75 70,845
4.50% , 03/24/29
(c)
.................. 35 34,766
3.00% , 02/01/30 ................... 15 14,039
4.85% , 03/24/31
(c)
.................. 25 24,773
2.88% , 01/15/32 ................... 25 22,355
5.50% , 03/24/36
(c)
.................. 20 19,910
305,777
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 ................... 10 9,294
5.38% , 01/15/34 ................... 30 30,529
3.35% , 04/15/50 ................... 15 10,158
5.30% , 05/01/52 ................... 20 18,315
68,296

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 2.7%
Rogers Communications, Inc.
3.20% , 03/15/27 ................... USD 26 $ 25,771
3.80% , 03/15/32 ................... 35 32,723
5.30% , 02/15/34 ................... 40 39,772
5.00% , 03/15/44
(a)
.................. 40 35,600
3.70% , 11/15/49 ................... 40 28,977
4.55% , 03/15/52 ................... 45 35,792
Telefonica Europe BV, 8.25%, 09/15/30 ..... 85 95,885
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... 60 59,761
2.05% , 02/15/28 ................... 65 62,556
4.95% , 03/15/28 ................... 25 25,243
3.38% , 04/15/29 ................... 35 33,966
3.88% , 04/15/30 ................... 120 116,741
2.55% , 02/15/31 ................... 130 118,313
3.50% , 04/15/31 ................... 35 33,151
5.13% , 05/15/32 ................... 75 76,048
5.05% , 07/15/33 ................... 35 35,252
4.70% , 01/15/35 ................... 105 101,804
4.38% , 04/15/40 ................... 35 31,052
3.00% , 02/15/41 ................... 55 40,830
4.50% , 04/15/50 ................... 70 57,060
3.30% , 02/15/51 ................... 60 39,679
3.40% , 10/15/52 ................... 60 39,840
5.65% , 01/15/53 ................... 50 47,633
6.00% , 06/15/54 ................... 15 14,974
5.50% , 01/15/55 ................... 25 23,327
5.25% , 06/15/55 ................... 20 17,977
5.88% , 11/15/55 ................... 55 54,121
3.60% , 11/15/60 ................... 60 39,564
Vodafone Group plc
6.15% , 02/27/37 ................... 33 35,420
5.25% , 05/30/48 ................... 35 31,742
4.25% , 09/17/50 ................... 35 27,165
5.75% , 06/28/54 ................... 35 33,474
5.75% , 02/10/63 ................... 28 26,265
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.88% , 06/28/64 ................... USD 15 $ 14,430
1,531,908
Total Long-Term Investments — 95 .0%
(Cost: $ 54,584,335 ) ............................... 53,484,386
Shares
Shares
Short-Term Securities
Money Market Funds — 10.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(g)
................... 3,576,341 3,577,414
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.58% .................... 2,026,419 2,026,419
Total Short-Term Securities — 10 .0%
(Cost: $ 5,603,224 ) ............................... 5,603,833
Total Investments — 105 .0%
(Cost: $ 60,187,559 ) ............................... 59,088,219
Liabilities in Excess of Other Assets — (5.0) % ............. (2,795,068)
Net Assets — 100.0% ...............................
$ 56,293,151
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,716,953 $ — $ (138,697)
(a)
$ (518) $ (324) $ 3,577,414 3,576,341 $ 2,381
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,386,562 639,857
(a)
— — — 2,026,419 2,026,419 16,223 —
$ (518) $ (324) $ 5,603,833 $ 18,604 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 53,484,386 $ — $ 53,484,386
Short-Term Securities
Money Market Funds ...................................... 5,603,833 — — 5,603,833
$ 5,603,833 $ 53,484,386 $ — $ 59,088,219
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate